Asset Impairments (Tables)	12 Months Ended
Dec. 31, 2012
Asset Impairments
Schedule of impairments for each of the entity's asset components

	December 31,
	2012	2011
	(In Thousands)
Land held for sale	$—	$9,966
Investments in amenities	—	1,456

Total asset impairments	$—	$11,422